ACCRUED EXPENSES AND OTHER	12 Months Ended
Jan. 03, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER

7.    ACCRUED EXPENSES AND OTHER

Current Accrued expenses and other consisted of the following:

	Successor	Predecessor
(in thousands)	As of January 3, 2021	As of December 29, 2019
Accrued compensation and benefits	$36,968	$14,198
Insurance liabilities	8,100	7,880
Accrued freight and manufacturing related costs	6,972	4,930
Truco acquisition tax consideration (1)	4,468	—
Accrued dividends	4,261	—
Short term interest rate hedge liability	3,048	—
Accrued sales tax	1,300	1,300
Accrued interest	1,220	4,184
Other accrued expenses	14,451	11,714
Total accrued expenses and other	$80,788	$44,206
(1)	The Stock Purchase Agreement provided that Truco Holdings LLC is entitled to receive any tax refunds received by the Company after the closing date for any pre-closing date tax period of Truco as described in Note 2. "Acquisitions".

As of January 3, 2021, the long term accrued expenses and other primarily consists of $28.7 million related to the TRA, described in Note 2. "Acquisitions", $6.9 million related to supplemental retirement and salary continuation plans, $2.1 million related the long term portion of an interest rate hedge liability and $0.1 million of other long term accrued expenses. As of December 29, 2019, the long term accrued expenses and other primarily consists of $14.4 million related to the 2018 LTIP, $5.2 million related to supplemental retirement and salary continuation plans.